COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

10.    COMMITMENTS AND CONTINGENCIES

Capital Leases

The following is a schedule of future minimum lease payments due under capital lease obligations as of December 31, 2012 (in thousands):

2013	$1,794
2014	755
2015	90

Total minimum lease payments	2,639
Less: amounts representing interest	(136)

Present value of minimum lease payments	2,503
Less: current portion	(1,686)

Capital lease obligation, long-term	$817

The following assets are capitalized under capital leases at the end of each period presented (in thousands):

	December 31,
	2011	2012
Equipment and hardware	$34,630	$35,322
Furniture and fixtures	334	334

Subtotal	34,964	35,656
Less: accumulated amortization	(31,308)	(33,708)

Net assets under capital leases	$3,656	$1,948

Operating Leases

The Company leases office space under noncancelable operating lease agreements. The leases terminate at various dates through 2021 and generally provide for scheduled rent increases.

On January 20, 2010, the Company entered into a lease agreement with a third party relating to its corporate headquarters in Sterling, Virginia. The lease provides for approximately 91,754 square feet of office space. The initial term of the lease commenced on October 1, 2010 and terminates January 31, 2021. The Company has two five-year options to renew the lease, and the rent for the applicable renewal term will be determined if and when the Company exercises its applicable option to renew the lease. The Company recognizes rent incentives and leasehold improvements funded by landlord incentives on a straight-line basis, as a reduction of rent expense, over the initial term of the lease.

Future minimum lease payments under noncancelable operating leases as of December 31, 2012, are as follows (in thousands):

2013	$13,074
2014	12,014
2015	11,220
2016	9,926
2017	9,441
Thereafter	27,945

$83,620

Rent expense was $6.5 million, $9.6 million and $12.8 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Contingencies

Currently, and from time to time, the Company is involved in litigation incidental to the conduct of its business. The Company is not a party to any lawsuit or proceeding that, in the opinion of management, is reasonably likely to have a material adverse effect on its financial position, results of operations or cash flows.